UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22144

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Infrastructure, Industrials and Materials Fund

The schedules are not audited.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Australia: 1.7%
64,789		AGL Energy Ltd.	$893,876	0.3
152,907		BHP Billiton Ltd.	3,397,492	1.2
12,494		CIMIC Group Ltd.	372,203	0.2
			4,663,571	1.7

		Canada: 2.6%
370,877		Lundin Mining Corp.	1,616,210	0.6
124,840		Teck Resources Ltd.	2,528,465	0.9
83,683		TELUS Corp.	3,003,682	1.1
			7,148,357	2.6

		China: 4.7%
372,500		Beijing Enterprises Holdings Ltd.	2,194,024	0.8
1,510,000		China Communications Services Corp., Ltd. - H Shares	1,264,700	0.5
1,498,000		China Railway Construction Corp. Ltd. - H Shares	1,924,194	0.7
4,472,000		China Telecom Corp., Ltd. - H Shares	2,424,956	0.9
912,000		CITIC Ltd.	1,468,120	0.5
642,000		Jiangsu Expressway Co. Ltd. - H Shares	865,863	0.3
3,228,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	1,471,888	0.5
1,488,000		Zhejiang Expressway Co., Ltd. - H Shares	1,252,890	0.5
			12,866,635	4.7

		Denmark: 0.4%
14,527		DSV A/S	1,112,553	0.4

		France: 6.2%
33,022		Air Liquide SA	3,996,478	1.5
13,447		Alstom SA	590,417	0.2
25,115		Arkema SA	2,383,895	0.9
68,471		Edenred	2,616,666	0.9
225,167		Orange SA	3,870,679	1.4
49,554		Schneider Electric SE	3,612,037	1.3
			17,070,172	6.2

		Germany: 4.4%
54,866		BASF SE	4,012,207	1.4
38,490	(1)	Covestro AG	2,229,466	0.8
119,762		Deutsche Lufthansa AG	2,930,002	1.1
171,645		Deutsche Telekom AG	3,018,127	1.1
			12,189,802	4.4

		Hong Kong: 0.2%
269,000		NWS Holdings Ltd.	567,139	0.2

		Indonesia: 0.1%
1,533,400		Telekomunikasi Indonesia Persero Tbk PT	396,807	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: 1.4%
706,946		Enel S.p.A.	$3,845,845	1.4

		Japan: 13.1%
17,400		Central Japan Railway Co.	3,582,889	1.3
109,200		Hitachi Ltd.	3,180,067	1.1
71,200		JSR Corp.	1,143,002	0.4
200,500		Kajima Corp.	2,778,566	1.0
85,400		Kamigumi Co., Ltd.	1,922,921	0.7
172,600		Marubeni Corp.	1,289,808	0.5
137,500		Mitsubishi Corp.	3,716,129	1.3
93,200		Nippon Electric Glass Co., Ltd.	2,510,179	0.9
83,300		Nippon Telegraph & Telephone Corp.	3,436,212	1.2
126,200		NTT DoCoMo, Inc.	2,927,787	1.1
71,900		Obayashi Corp.	718,357	0.3
62,500		Omron Corp.	2,758,615	1.0
41,900		Shin-Etsu Chemical Co., Ltd.	3,741,716	1.4
56,700		Taisei Corp.	2,495,892	0.9
			36,202,140	13.1

		Malaysia: 0.9%
2,158,800		AirAsia Group Bhd	1,593,235	0.6
284,000		Tenaga Nasional BHD	969,136	0.3
			2,562,371	0.9

		Mexico: 0.3%
1,679,500	(2)	Cemex SA de CV	863,112	0.3

		Netherlands: 1.1%
34,016		Koninklijke DSM NV	3,020,667	1.1

		Singapore: 1.1%
117,500		Keppel Corp., Ltd.	521,497	0.2
2,697,200		Yangzijiang Shipbuilding Holdings Ltd.	2,456,420	0.9
			2,977,917	1.1

		South Korea: 2.5%
7,878		Lotte Chemical Corp.	1,921,238	0.7
11,674		Korean Air Lines Co. Ltd.	333,095	0.1
3		KT Corp.	82	0.0
8,217		SK Holdings Co. Ltd.	2,069,204	0.8
9,542		SK Telecom Co., Ltd.	2,469,772	0.9
			6,793,391	2.5

		Spain: 0.3%
23,529		ACS Actividades de Construccion y Servicios SA	904,465	0.3

		Sweden: 2.8%
21,061		Boliden AB	472,796	0.2
191,135		Sandvik AB	2,838,565	1.0
96,158		SKF AB - B Shares	1,521,618	0.5
215,891		Volvo AB - B Shares	3,012,409	1.1
			7,845,388	2.8

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: 0.3%
3,665	(2)	Garrett Motion, Inc.	$42,147	0.0
1,334		Swisscom AG	640,766	0.3
			682,913	0.3

		Taiwan: 1.2%
5,112,000		AU Optronics Corp.	2,096,178	0.8
137,000		General Interface Solution Holding Ltd.	462,334	0.2
260,000		Zhen Ding Technology Holding Ltd.	664,279	0.2
			3,222,791	1.2

		Turkey: 0.5%
399,491	(2)	Turk Hava Yollari	1,302,671	0.5

		United Kingdom: 6.1%
139,619		Anglo American PLC	2,812,569	1.0
105,261		Ashtead Group PLC	2,373,415	0.9
1,650,628		Centrica PLC	2,907,836	1.0
190,997		CNH Industrial NV	1,871,768	0.7
42,766		Intertek Group PLC	2,568,530	0.9
454,637		Royal Mail PLC	1,859,990	0.7
103,653		TechnipFMC PLC	2,393,348	0.9
			16,787,456	6.1

		United States: 45.6%
242,704		AES Corp.	3,759,485	1.4
8,035		Air Products & Chemicals, Inc.	1,292,590	0.5
2,877		Albemarle Corp.	277,113	0.1
53,274		Ameren Corp.	3,655,662	1.3
45,800		American Electric Power Co., Inc.	3,560,492	1.3
42,630		Ametek, Inc.	3,130,321	1.1
22,862		Amphenol Corp.	2,010,484	0.7
105,729		AT&T, Inc.	3,302,974	1.2
9,764		Boeing Co.	3,385,765	1.2
11,736		CDW Corp.	1,087,693	0.4
30,839		Centerpoint Energy, Inc.	863,800	0.3
66,586		Chemours Co.	1,896,369	0.7
180,299		Cisco Systems, Inc.	8,630,913	3.1
61,775	(2)	Copart, Inc.	3,161,645	1.1
38,339		CSX Corp.	2,784,562	1.0
34,427		DTE Energy Co.	4,122,289	1.5
44,706		Eaton Corp. PLC	3,439,680	1.2
92,706		Exelon Corp.	4,300,631	1.6
6,840		General Dynamics Corp.	1,264,648	0.5
85,398		Halliburton Co.	2,684,059	1.0
73,120	(2)	HD Supply Holdings, Inc.	2,917,488	1.1
12,489		Helmerich & Payne, Inc.	756,833	0.3
36,658		Honeywell International, Inc.	5,379,562	2.0
34,804		Ingersoll-Rand PLC - Class A	3,602,910	1.3
29,826		Kansas City Southern	3,073,569	1.1
81,048		Kinder Morgan, Inc.	1,383,489	0.5
15,789		L3 Technologies, Inc.	2,893,966	1.0
15,075		Lockheed Martin Corp.	4,528,982	1.6
35,151		Manpowergroup, Inc.	2,853,558	1.0
28,709		NextEra Energy, Inc.	5,216,712	1.9
57,291		Nucor Corp.	3,460,949	1.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
11,318	Oneok, Inc.	$695,265	0.3
48,590	Owens Corning, Inc.	2,533,969	0.9
28,632	Packaging Corp. of America	2,800,782	1.0
19,001	Parker Hannifin Corp.	3,268,932	1.2
13,199	Roper Technologies, Inc.	3,927,890	1.4
22,301	Schlumberger Ltd.	1,005,775	0.4
72,758	Steel Dynamics, Inc.	2,561,082	0.9
16,485	(2) T-Mobile US, Inc.	1,128,398	0.4
19,500	(2) United Rentals, Inc.	2,284,035	0.8
63,878	Verizon Communications, Inc.	3,851,843	1.4
24,970	(2) WABCO Holdings, Inc.	3,032,607	1.1
43,512	Waste Management, Inc.	4,079,250	1.5
		125,849,021	45.6

	Total Common Stock (Cost $258,629,402)	268,875,184	97.5

EXCHANGE-TRADED FUNDS: 1.9%
34,232	iShares Global Infrastructure ETF	1,414,466	0.5
54,829	iShares MSCI ACWI ETF	3,828,709	1.4

	Total Exchange-Traded Funds (Cost $5,368,003)	5,243,175	1.9

PREFERRED STOCK: 0.7%
	Brazil: 0.7%
154,800	Telefonica Brasil SA	1,841,828	0.7

	Total Preferred Stock (Cost $2,226,784)	1,841,828	0.7

	Total Long-Term Investments (Cost $266,224,189)	275,960,187	100.1

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
1,494,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.100% (Cost $1,494,000)	1,494,000	0.5

	Total Short-Term Investments (Cost $1,494,000)	1,494,000	0.5

	Total Investments in Securities (Cost $267,718,189)	$277,454,187	100.6
	Liabilities in Excess of Other Assets	(1,546,861)	(0.6)
	Net Assets	$275,907,326	100.0

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2018 (Unaudited) (Continued)

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Non-income producing security.

(3)	Rate shown is the 7-day yield as of November 30, 2018.

Industry Diversification	Percentage of Net Assets
Industrials	17.2%
Electric Utilities	6.2
Utilities	4.3
Materials	4.0
Integrated Telecommunication Services	3.7
Telecommunications	3.6
Industrial Conglomerates	3.4
Aerospace & Defense	3.1
Communications Equipment	3.1
Telecommunication Services	3.0
Specialty Chemicals	3.0
Electrical Components & Equipment	2.4
Engineering&Construction	2.4
Oil & Gas Equipment & Services	2.3
Steel	2.2
Commercial Services	2.1
Chemicals	2.0
Wireless Telecommunication Services	2.0
Exchange-Traded Funds	1.9
Diversified Metals & Mining	1.8
Industrial Machinery	1.7
Information Technology	1.7
Electronics	1.5
Multi-Utilities	1.5
Diversified Chemicals	1.4
Industrial Gases	1.5
Transportation	1.4
Trading Companies & Distributors	1.3
Construction Machinery & Heavy Trucks	1.3
Electrical Equipment	1.2
Electronic Equipment & Instruments	1.1
Road & Rail	1.1
Distribution/Wholesale	1.1
Paper Packaging	1.0
Railroads	1.0
Computers	1.0
Shipbuilding	0.9
Electronic Equipment, Instruments & Components	0.7
Construction & Engineering	0.7
Agricultural & Farm Machinery	0.7
Airlines	0.6
Oil & Gas Storage & Transportation	0.5
Internet	0.4
Gas	0.3
Building Materials	0.3
Energy	0.3
Mining	0.2
Auto Parts&Equipment	0.0
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,663,571	$–	$4,663,571
Canada	7,148,357	–	–	7,148,357
China	–	12,866,635	–	12,866,635
Denmark	–	1,112,553	–	1,112,553
France	–	17,070,172	–	17,070,172
Germany	–	12,189,802	–	12,189,802
Hong Kong	–	567,139	–	567,139
Indonesia	–	396,807	–	396,807
Italy	–	3,845,845	–	3,845,845
Japan	–	36,202,140	–	36,202,140
Malaysia	–	2,562,371	–	2,562,371
Mexico	863,112	–	–	863,112
Netherlands	–	3,020,667	–	3,020,667
Singapore	–	2,977,917	–	2,977,917
South Korea	–	6,793,391	–	6,793,391
Spain	–	904,465	–	904,465
Sweden	–	7,845,388	–	7,845,388
Switzerland	42,147	640,766	–	682,913
Taiwan	–	3,222,791	–	3,222,791
Turkey	–	1,302,671	–	1,302,671
United Kingdom	2,393,348	14,394,108	–	16,787,456
United States	125,849,021	–	–	125,849,021
Total Common Stock	136,295,985	132,579,199	–	268,875,184
Exchange-Traded Funds	5,243,175	–	–	5,243,175
Preferred Stock	1,841,828	–	–	1,841,828
Short-Term Investments	1,494,000	–	–	1,494,000
Total Investments, at fair value	$144,874,988	$132,579,199	$–	$277,454,187
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,865,070)	$–	$(1,865,070)
Total Liabilities	$–	$(1,865,070)	$–	$(1,865,070)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2018, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

Industrial Select Sector SPDR® Fund	BNP Paribas S.A.	Call	01/03/19	71.840	USD	384,187	27,868,925	$570,710	$(745,025)
iShares MSCI EAFE ETF	Credit Suisse AG	Call	12/20/18	62.890	USD	604,230	37,927,517	598,490	(370,736)

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2018 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
iShares MSCI Emerging Markets ETF	Citibank N.A.	Call	12/20/18	40.820	USD	372,366	8,352,879	$370,132	$(407,621)
Materials Select Sector SPDR® Fund	BNP Paribas S.A.	Call	01/03/19	54.700	USD	262,530	14,336,763	310,310	(341,688)
								$1,849,642	$(1,865,070)

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2018 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$1,865,070
Total Liability Derivatives		$1,865,070

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2018:

	BNP Paribas S.A.	Citibank N.A.	Credit Suisse AG	Totals
Liabilities:
Written options	$1,086,713	$407,621	$370,736	$1,865,070
Total Liabilities	$1,086,713	$407,621	$370,736	$1,865,070

Net OTC derivative instruments by counterparty, at fair value	$(1,086,713)	$(407,621)	$(370,736)	(1,865,070)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(1,086,713)	$(407,621)	$(370,736)	$(1,865,070)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $266,009,854.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$34,045,446
Gross Unrealized Depreciation	(24,359,761)

Net Unrealized Appreciation	$9,685,685

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Infrastructure, Industrials and Materials Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2019